Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

(CHF in millions)	12/31/2023	12/31/2022

Not yet due	158.8	112.3
Past due 1 - 90 days	42.2	47.3
Past due 91 - 180 days	8.0	14.8
Past due 181 - 360 days	6.7	7.3
Past due > 361 days	2.4	2.0
Gross Carrying Amount	218.1	183.7

Individual loss allowance	(12.6)	(8.2)
Expected credit loss	(0.7)	(0.9)
Loss allowance	(13.3)	(9.1)
Trade receivables	204.8	174.6

Schedule of Allowance for Credit Loss
The recorded loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2023	2022

Individual loss allowance at January 1	8.2	2.0
Addition	6.1	6.3
Usage	(1.1)	—
Release	(0.2)	0.0
Exchange differences	(0.4)	(0.1)
Individual loss allowance at December 31	12.6	8.2

(CHF in millions)	2023	2022

Expected credit loss at January 1	0.9	0.6
Income statement (release) / addition for the year	(0.2)	0.3
Expected credit loss at December 31	0.7	0.9

(CHF in millions)	12/31/2023	12/31/2022

Credit cards	16.4	6.9
Deposits	14.6	22.5
Other current financial assets	3.2	3.8
Other current financial assets at amortized cost	34.2	33.2
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	34.2	33.2